Fair Value Measurements - Summary of Plan's Investments at Fair Value (Detail) - EBP 002 [Member] - USD ($)	Dec. 31, 2025		Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 508,503,397		$ 453,077,912
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	310,634,918		343,410,788
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,135,740		6,416,551
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,135,740		6,416,551
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	301,499,178		336,994,237
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	301,499,178		336,994,237
Total Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	310,634,918		343,410,788
Total Investment [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	310,634,918		343,410,788
Common Collective Trust And Commingled Pools [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	197,868,479		109,667,124
Common Collective Trust And Commingled Pools [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 197,868,479	[1]	$ 109,667,124

[1]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value to the amounts presented in the statements of net assets available for benefits.